Net finance income/(costs) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net finance income/(costs)
Interest income on deposits	£ 2,901	£ 2,162	£ 3,356
Fair value movements on financial liabilities at fair value through profit and loss			15,705
Fair value movements on warrant liabilities	120	479	3,873
Foreign exchange gain	21,371		12,867
Total finance income	24,392	2,641	35,801
Fair value movements on financial liabilities at fair value through profit and loss		(12,363)
In-kind interest on financial liabilities at fair value through profit and loss		(17,171)	(16,160)
Foreign exchange loss		(5,174)
Interest expense on leases	(192)	(156)	(199)
Other		(82)	(101)
Total finance costs	(192)	(34,946)	(16,460)
Fair value movements on financial liabilities at fair value through profit and loss	318,035
Total related party finance income	318,035
In-kind interest on financial liabilities at fair value through profit and loss	(12,205)
Substantial modification of financial liabilities at fair value through profit and loss		(457,228)
Fair value movements on financial liabilities at fair value through profit and loss		(230,495)
Total related party finance costs	(12,205)	(687,723)
Net related party finance income/(costs)	305,830	(687,723)
Net finance income/(costs)	330,030	£ (720,028)	£ 19,341
Financial liabilities	£ 1,370